Note 1: Basis of Presentation: Inventories (Policies)	9 Months Ended
Jun. 30, 2013
Policies
Inventories	Inventories Inventories are stated at lower of cost or market value, and is determined using the first-in, first-out method (FIFO). All inventories consist of medical devices and accessories.